Financial instruments - fair values and risk management - Summary of Key Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€) € / shares	Dec. 31, 2022 EUR (€) € / shares
Disclosure of detailed information about financial instruments [abstract]
Exercise price (dollars per share) | € / shares	€ 4,300,000	€ 3.2
Volatility	72.66%	59.17%
Time to expiration (years) | €	0.5	1.5
Risk-free rate	5.40%	4.57%
Probability of conditions being met	91.00%	58.00%